Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) (Parent Company [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Condensed Income Statements, Captions [Line Items]
Interest income (expenses)	$ (2)	(11)	(9)	(13)
General and administrative expenses	(364)	(2,257)	(2,135)	(2,468)
Other Income	0	0	0	0
Loss before equity in undistributed earnings of subsidiaries	(366)	(2,268)	(2,144)	(2,482)
Equity in earnings of subsidiaries	(11,133)	(69,076)	(56,808)	(51,956)
Net income	$ (11,499)	(71,344)	(58,952)	(54,437)